SUMMARY OF DETAILED SEGMENT INFORMATION (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 1,469,112	$ 2,695,741	$ 1,182,413
Cost of sales [member] | Education [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	589,415	575,309
Cost of sales [member] | Campus [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	0	0
Operating Expenses [member] | Education [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	1,469,112	2,363,243
Operating Expenses [member] | Campus [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 0	$ 332,498